Related-party transactions (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Income (expense)	$ 2,722	$ 3,190	$ 5,625
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	2,722	3,190	5,625
Revenues Mainly Sales Revenues [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	3,536	3,450	5,821
Purchases And Services [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	15	12	(4)
Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(871)	(582)	(804)
Foreign Exchange And Inflation Indexation Charges Net [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(105)	(267)	299
Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	147	577	313
Petros [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(19)	(19)	(21)
Government bonds [member]
IfrsStatementLineItems [Line Items]
Income (expense)	145	210	204
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (expense)		(19)	71
Receivable From The Electricity Sector [Member]
IfrsStatementLineItems [Line Items]
Income (expense)		233
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	7	15	62
Brazilian Federal Government Dividends [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(112)	(124)	288
Empresa Brasileira De Administrao De Petrleo Gs Natural Pr Sal Petrleo [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(599)	(361)	(657)
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	(255)	(204)	(79)
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	50	57	96
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	3,555	3,459	5,757
State Controlled Gas Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (expense)			1,196
Petrobras Distribuidora [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	3,505	3,402	4,465
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Income (expense)	$ (814)	$ (250)	$ (111)